LEASING - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 8.8	$ 35.2
Lease liabilities included under "Borrowings"	8.3	30.6
Non-current	6.2	10.2
Current	2.1	20.4
2021
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	2.8	7.5
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	5.9	27.6
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 0.1	$ 0.1